Net (recoveries) charges related to Ukraine Conflict (Tables)	6 Months Ended
Jun. 30, 2026
Unusual or Infrequent Items, or Both [Abstract]
Schedule of impairments recognised as a result of conflict in Ukraine
Net recoveries related to Ukraine Conflict consisted of the following for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(U.S. Dollars in millions)
Insurance proceeds	$(28)	$(973)	$(28)	$(973)